Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Components of Inventories

Inventories consist of the following components:

	31 March
(Millions of US dollars)	2013	2012

Finished goods	$115.8	$117.9
Work-in-process	7.6	9.0
Raw materials and supplies	55.1	58.2
Provision for obsolete finished goods and raw materials	(6.4)	(5.3)

Total inventories	$172.1	$179.8